FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets:
Foreign currency derivative instruments	$ 1,292		$ 335
Total assets	1,292		335
Liabilities:
Interest Rate Swap	(105)		(433)
Foreign currency derivative instruments	(159)		(627)
Lease embedded derivative	(1,566)		(1,283)
Cash fee	(282)	[1]	(501)	[1]	(574)
Total liabilities	(2,112)		(2,844)
Change to fair value included in finance expense	219		73
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Foreign currency derivative instruments
Total assets
Liabilities:
Interest Rate Swap
Foreign currency derivative instruments
Lease embedded derivative
Cash fee
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign currency derivative instruments	1,292		335
Total assets	1,292		335
Liabilities:
Interest Rate Swap	(105)		(433)
Foreign currency derivative instruments	(159)		(627)
Lease embedded derivative	(1,566)		(1,283)
Cash fee
Total liabilities	(1,830)		(2,343)
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Foreign currency derivative instruments
Total assets
Liabilities:
Interest Rate Swap
Foreign currency derivative instruments
Lease embedded derivative
Cash fee	(282)	[1]	(501)	[1]
Total liabilities	$ (282)		$ (501)

[1]	The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.